SEI INSTITUTIONAL MANAGED TRUST

Real Return Plus Fund

Supplement Dated June 14, 2007 to the
Class A Shares Prospectus Dated January 31, 2007

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

At a meeting held on May 9, 2007, the Board of Trustees of SEI Institutional Managed Trust approved a change in distribution for the Real Return Plus Fund from monthly to annually.

Accordingly, the first paragraph under the sub-section entitled "Dividends and Distributions" on page 85 is hereby deleted and replaced with the following:

The Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, Enhanced Income, U.S. Managed Volatility and Real Estate Funds distribute their investment income quarterly, while the Global Managed Volatility and Real Return Plus Funds distribute their investment income annually. The Core Fixed Income and High Yield Bond Funds declare their net investment income daily and distribute it monthly. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI INSTITUTIONAL MANAGED TRUST

Real Return Plus Fund

Supplement Dated June 14, 2007 to the
Class I Shares Prospectus Dated January 31, 2007

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

At a meeting held on May 9, 2007, the Board of Trustees of SEI Institutional Managed Trust approved a change in distribution for the Real Return Plus Fund from monthly to annually.

Accordingly, the first paragraph under the sub-section entitled "Dividends and Distributions" on page 73 is hereby deleted and replaced with the following:

The High Yield Bond Fund distributes its investment income monthly. The Enhanced Income, Real Estate, U.S. Managed Volatility, Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, Small Cap Value, Mid-Cap and Small Cap Growth Funds distribute their investment income quarterly, while the Global Managed Volatility and Real Return Plus Funds distribute their investment income annually. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE